Condensed Financial Information of the Parent Company - Schedule of Condensed Financial Information (Parentheticals) (Details) - Parent [Member] - $ / shares		Sep. 30, 2025	Sep. 30, 2024
Condensed Financial Statements, Captions [Line Items]
Preference share, per value (in Dollars per share)	[1]	$ 0.025	$ 0.025
Preference share, shares authorized (in Shares)	[1]	80,000	80,000
Preference share, shares issued (in Shares)	[1]	0	0
Preference share, shares outstanding (in Shares)	[1]	0	0
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.025	$ 0.025
Ordinary shares, shares authorized (in Shares)	[1]	399,280,000	399,280,000
Ordinary shares, shares issued (in Shares)	[1]	5,963,920	62,873
Ordinary shares, shares outstanding (in Shares)	[1]	5,963,920	62,873
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.025	$ 0.025
Ordinary shares, shares authorized (in Shares)	[1]	640,000	640,000
Ordinary shares, shares issued (in Shares)	[1]	28,000	8,000
Ordinary shares, shares outstanding (in Shares)	[1]	28,000	8,000

[1]	The financial statements give retroactive effect to the August 05, 2025 one-for-twentyfive reverse share split.